Vanguard Extended Market Index Fund Expense Example - ETF Prospectus [Member] - Vanguard Extended Market Index Fund	Dec. 31, 2024 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 4
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	23
Expense Example, with Redemption, 10 Years	51
Institutional Plus Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	4
Expense Example, with Redemption, 3 Years	11
Expense Example, with Redemption, 5 Years	20
Expense Example, with Redemption, 10 Years	$ 45